Derivatives - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swaps | Designated Hedges | Fair Value Hedges | Other (expense) income, net
Income Statement Location and Income (Expense)
Effectiveness	$ (605)	$ (540)	$ 1,646
Ineffectiveness	1,032	(1,280)	232
Foreign Currency Forward Contracts | Non-designated Hedges | Foreign exchange (loss) gain, net
Income Statement Location and Income (Expense)
Realized gains (losses)	(21,870)	16,873	(16,651)
Foreign Currency Forward Contracts | Designated Hedges | Cash Flow Hedging | Service revenue
Income Statement Location and Income (Expense)
Realized gains (losses)	$ (1,744)	$ 5,218	$ 244